Loan Payable – Related Party	6 Months Ended
Jun. 30, 2025
Loan Payable – Related Party [Abstract]
LOAN PAYABLE – RELATED PARTY

NOTE 12 – LOAN PAYABLE – RELATED PARTY

At June 30, 2025 and December 31, 2024, loan payable – related party, consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Loan payable, current	$-	$479,498
Non-current loan payable	2,582,500	2,054,992
Total	$2,582,500	$2,534,490

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,093,919), RMB1,500,000 ($209,392) and RMB3,500,000 ($488,581) from Beijing Baihengda, carrying interest at 12%. The RMB15,000,000 ($2,093,919) loan was extended for three years and will mature on January 21, 2028. In May 2025, the RMB3,500,000 ($488,581) loan was extended and will mature on June 14, 2028. The RMB1,500,000 ($209,392) loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,534,490 in 2024 to $ 2,582,500 in 2025 was due mainly to currency translation.

On March 18, 2025, Mr. Yin became a 10% equity owner in Beijing Baihengda. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party as of June 30, 2025.

The interest expense for the six months ended June 30, 2025 and 2024 was $153,049 and $154,015. Respectively.